Debt and Credit Agreements - Additional Information (Detail) SEK in Millions			1 Months Ended	12 Months Ended
		Apr. 25, 2014 USD ($)	Jul. 31, 2016 USD ($) Bank	Dec. 31, 2016 USD ($) Tranche	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 SEK	Dec. 31, 2016 SEK	Mar. 31, 2016	Dec. 31, 2015 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2012 SEK
Line of Credit Facility [Line Items]
Short-term debt including short-term portion of long-term loans, including DRD				$ 219,000,000
Short-term portion of long-term debt				180,000,000
Senior notes				$ 60,000,000
Fixed interest rate on notes and loans				6.20%				6.20%
Long term debt issued		$ 1,250,000,000
Short-term debt excluding commercial paper				$ 306,000,000
Short-term debt excluding commercial paper, utilized amount				$ 40,000,000
Weighted average interest rate on short-term debt				3.00%				3.00%		4.00%
Total long-term debt including DRD	[1]			$ 1,323,600,000						$ 1,499,400,000
Long term debt issued, average interest rate		3.84%
Long-term debt				$ 1,543,400,000
Number of tranches of notes | Tranche				1
Money market funds				$ 525,000,000
Autoliv Nissin Brake Systems
Line of Credit Facility [Line Items]
Percentage of ownership interest acquired by the company									51.00%
China | Autoliv Nissin Brake Systems
Line of Credit Facility [Line Items]
Short-term portion of long-term debt				$ 4,000,000
Percentage of ownership interest acquired by the company				51.00%				51.00%
Japan
Line of Credit Facility [Line Items]
Other long-term debt				$ 11,000,000
Japan | Autoliv Nissin Brake Systems
Line of Credit Facility [Line Items]
Interest rate				0.60%				0.60%
Capital lease arrangement				$ 11,000,000
Interest Rate Swaps
Line of Credit Facility [Line Items]
Fixed interest rate on notes and loans				2.50%				2.50%
Nominal value											$ 60,000,000
Multi-Currency Revolving Credit Facility Agreement
Line of Credit Facility [Line Items]
Unused short-term lines of credit				$ 266,000,000
Revolving credit facility amount			$ 1,100,000,000
Line of credit facility maturity period			2021
Percentage of commitment fee on undrawn amount				0.08%
Percentage of commitment fee as compared to applicable margin rate				35.00%
European Investment Bank
Line of Credit Facility [Line Items]
Line of credit facility commitment fee percent					0.30%
Syndicated by Banks | Multi-Currency Revolving Credit Facility Agreement
Line of Credit Facility [Line Items]
Number of banks syndicated on revolving credit facility | Bank			14
Swedish Program
Line of Credit Facility [Line Items]
Commercial paper				$ 769,000,000				SEK 7,000
United States Program
Line of Credit Facility [Line Items]
Commercial paper				1,000,000,000
Banks Rated A- or Above
Line of Credit Facility [Line Items]
Calculated risk amount				$ 150,000,000
Banks Rated A- or Above | Syndicated by Banks | Multi-Currency Revolving Credit Facility Agreement
Line of Credit Facility [Line Items]
Line of credit facility commitment fee percent				0.225%
Banks Rated BBB+
Line of Credit Facility [Line Items]
Calculated risk amount				$ 50,000,000
Total Debt As Cash Flow Including Debt Related Derivatives
Line of Credit Facility [Line Items]
Total long-term debt including DRD	[2]			1,321,300,000
Long-term debt	[2]			1,540,000,000
Senior Notes Five Year
Line of Credit Facility [Line Items]
Long term debt issued		$ 208,000,000
Interest rate		2.84%
Long term debt maturity period		5 years
Senior Notes Seven Year
Line of Credit Facility [Line Items]
Long term debt issued		$ 275,000,000
Interest rate		3.51%
Long term debt maturity period		7 years
Senior Notes Ten Year
Line of Credit Facility [Line Items]
Long term debt issued		$ 297,000,000
Interest rate		4.09%
Long term debt maturity period		10 years
Senior Notes Twelve Year
Line of Credit Facility [Line Items]
Long term debt issued		$ 285,000,000
Interest rate		4.24%
Long term debt maturity period		12 years
Senior Notes Fifteen Year
Line of Credit Facility [Line Items]
Long term debt issued		$ 185,000,000
Interest rate		4.44%
Long term debt maturity period		15 years
Fixed Rate Notes
Line of Credit Facility [Line Items]
Senior notes				$ 105,000,000
Fixed interest rate on notes and loans				5.40%	2.49%			5.40%				2.49%
Debt instrument maturity				2017-11	2017-12
Long term debt issued					$ 38,000,000							SEK 350
Floating Interest Rate of STIBOR + 3.9%
Line of Credit Facility [Line Items]
Debt instrument maturity						2017-05	2017-05
Notes repurchased						$ 33,000,000	SEK 300
Floating Interest Rate of STIBOR + 0.95%
Line of Credit Facility [Line Items]
Floating interest rates on notes						0.95%	0.95%
Senior Notes
Line of Credit Facility [Line Items]
Long-term debt				$ 71,000,000
Maximum | Commercial Paper
Line of Credit Facility [Line Items]
Money market funds				$ 2,000,000,000

[1]	Debt as reported in balance sheet.
[2]	Debt Related Derivatives (DRD), i.e. fair value adjustments to the carrying value of the underlying debt associated with hedging and a discounted fair value hedge.